Other Comprehensive Income (Loss) (Other Comprehensive Income Components) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized Holding Gains on Securities Available-for-Sale	$ (14,651)	$ 1,154	$ (17,753)	$ 1,885	$ 1,495	$ 11,829	$ 891
Reclassification Adjustments for (Gains) Losses Later Realized in Income	(467)	(76)	(1,080)	(94)	(1,667)	(3,024)	0
Net Unrealized Gains					(172)	8,805	891
Amortization of Amounts Included in Net Periodic Pension Costs					31	31	22
Unrecognized Loss on Pension					(109)	(24)	(43)
Unrecognized Gain (Loss) on Postretirement Benefits					(36)	(64)	(293)
Tax Effect	(5,464)	374	(6,943)	612	94	(3,105)	(292)
Total Other Comprehensive Income (Loss)	$ (9,654)	$ 704	$ (11,890)	$ 1,179	$ (192)	$ 5,643	$ 285